Income taxes - Aging Analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income taxes
Up to 1 year	R$ 13,071	R$ 113,149
Over 1 year	31,219	215,336
Total	R$ 44,290	R$ 328,485